UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.
TIAA-CREF Funds
730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
1,121,019	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/25/17; cost $11,523,650)	$11,950,066
		TOTAL DIRECT REAL ESTATE	11,950,066

FIXED INCOME - 39.6%
9,850,805		TIAA-CREF Bond Fund	103,334,946
6,422,783		TIAA-CREF Bond Plus Fund	67,760,366
903,423		TIAA-CREF Emerging Markets Debt Fund	9,513,039
1,018,097		TIAA-CREF High-Yield Fund	10,018,078
857,367		TIAA-CREF International Bond Fund	8,470,784
		TOTAL FIXED INCOME	199,097,213

INFLATION-PROTECTED ASSETS - 9.5%
4,115,196		TIAA-CREF Inflation-Linked Bond Fund	47,612,822
		TOTAL INFLATION-PROTECTED ASSETS	47,612,822

INTERNATIONAL EQUITY - 11.9%
819,641		TIAA-CREF Emerging Markets Equity Fund	10,007,811
2,110,646		TIAA-CREF Enhanced International Equity Index Fund	16,927,383
993,708		TIAA-CREF International Equity Fund	12,580,346
971,591		TIAA-CREF International Opportunities Fund	12,212,905
652,042		TIAA-CREF International Small-Cap Equity Fund	8,117,927
		TOTAL INTERNATIONAL EQUITY	59,846,372

SHORT-TERM FIXED INCOME - 10.0%
4,817,845		TIAA-CREF Short-Term Bond Fund	49,961,055
		TOTAL SHORT-TERM FIXED INCOME	49,961,055

U.S. EQUITY - 26.5%
1,667,562		TIAA-CREF Enhanced Large-Cap Growth Index Fund	21,911,765
2,162,033		TIAA-CREF Enhanced Large-Cap Value Index Fund	21,879,771
2,011,164		TIAA-CREF Growth & Income Fund	27,432,276
1,287,055		TIAA-CREF Large-Cap Growth Fund	24,531,272
1,297,471		TIAA-CREF Large-Cap Value Fund	24,470,306
382,909		TIAA-CREF Small-Cap Equity Fund	7,409,280
490,875		TIAA-CREF Small/Mid-Cap Equity Fund	5,649,968
		TOTAL U.S. EQUITY	133,284,638

		TOTAL AFFILIATED INVESTMENT COMPANIES	501,752,166
		(Cost $447,932,251)

		TOTAL INVESTMENTS - 99.9%	501,752,166
		(Cost $447,932,251)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	381,435
		NET ASSETS - 100.0%	$502,133,601

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $11,950,066 or 2.4% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 2.4%
2,778,760	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $28,553,503)	$29,621,580
		TOTAL DIRECT REAL ESTATE	29,621,580

FIXED INCOME - 39.0%
24,110,045		TIAA-CREF Bond Fund	252,914,369
15,734,260		TIAA-CREF Bond Plus Fund	165,996,444
2,211,914		TIAA-CREF Emerging Markets Debt Fund	23,291,459
2,492,173		TIAA-CREF High-Yield Fund	24,522,979
2,091,865		TIAA-CREF International Bond Fund	20,667,627
		TOTAL FIXED INCOME	487,392,878

INFLATION-PROTECTED ASSETS - 8.3%
8,987,515		TIAA-CREF Inflation-Linked Bond Fund	103,985,548
		TOTAL INFLATION-PROTECTED ASSETS	103,985,548

INTERNATIONAL EQUITY - 12.8%
2,174,672		TIAA-CREF Emerging Markets Equity Fund	26,552,742
5,592,617		TIAA-CREF Enhanced International Equity Index Fund	44,852,785
2,653,765		TIAA-CREF International Equity Fund	33,596,659
2,601,557		TIAA-CREF International Opportunities Fund	32,701,565
1,744,058		TIAA-CREF International Small-Cap Equity Fund	21,713,519
		TOTAL INTERNATIONAL EQUITY	159,417,270

SHORT-TERM FIXED INCOME - 8.8%
10,596,077		TIAA-CREF Short-Term Bond Fund	109,881,318
		TOTAL SHORT-TERM FIXED INCOME	109,881,318

U.S. EQUITY - 28.5%
4,448,909		TIAA-CREF Enhanced Large-Cap Growth Index Fund	58,458,661
5,770,828		TIAA-CREF Enhanced Large-Cap Value Index Fund	58,400,781
5,378,140		TIAA-CREF Growth & Income Fund	73,357,836
3,436,781		TIAA-CREF Large-Cap Growth Fund	65,505,053
3,469,749		TIAA-CREF Large-Cap Value Fund	65,439,474
1,023,546		TIAA-CREF Small-Cap Equity Fund	19,805,607
1,312,134		TIAA-CREF Small/Mid-Cap Equity Fund	15,102,663
		TOTAL U.S. EQUITY	356,070,075

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,246,368,669
		(Cost $1,056,871,260)

		TOTAL INVESTMENTS - 99.8%	1,246,368,669
		(Cost $1,056,871,260)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	2,247,887
		NET ASSETS - 100.0%	$1,248,616,556

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $29,621,580 or 2.4% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
4,326,582	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/15/17; cost $44,497,466)	$46,121,367
		TOTAL DIRECT REAL ESTATE	46,121,367

FIXED INCOME - 38.1%
36,573,163		TIAA-CREF Bond Fund	383,652,478
23,900,296		TIAA-CREF Bond Plus Fund	252,148,118
3,357,003		TIAA-CREF Emerging Markets Debt Fund	35,349,244
3,783,124		TIAA-CREF High-Yield Fund	37,225,938
3,155,180		TIAA-CREF International Bond Fund	31,173,181
		TOTAL FIXED INCOME	739,548,959

INFLATION-PROTECTED ASSETS - 6.3%
10,645,064		TIAA-CREF Inflation-Linked Bond Fund	123,163,392
		TOTAL INFLATION-PROTECTED ASSETS	123,163,392

INTERNATIONAL EQUITY - 14.3%
3,761,666		TIAA-CREF Emerging Markets Equity Fund	45,929,945
9,677,704		TIAA-CREF Enhanced International Equity Index Fund	77,615,186
4,643,428		TIAA-CREF International Equity Fund	58,785,802
4,550,297		TIAA-CREF International Opportunities Fund	57,197,236
3,049,831		TIAA-CREF International Small-Cap Equity Fund	37,970,392
		TOTAL INTERNATIONAL EQUITY	277,498,561

SHORT-TERM FIXED INCOME - 6.8%
12,772,689		TIAA-CREF Short-Term Bond Fund	132,452,782
		TOTAL SHORT-TERM FIXED INCOME	132,452,782

U.S. EQUITY - 32.0%
7,766,723		TIAA-CREF Enhanced Large-Cap Growth Index Fund	102,054,746
10,070,665		TIAA-CREF Enhanced Large-Cap Value Index Fund	101,915,131
9,407,645		TIAA-CREF Growth & Income Fund	128,320,280
6,017,421		TIAA-CREF Large-Cap Growth Fund	114,692,038
6,066,829		TIAA-CREF Large-Cap Value Fund	114,420,394
1,789,641		TIAA-CREF Small-Cap Equity Fund	34,629,557
2,295,456		TIAA-CREF Small/Mid-Cap Equity Fund	26,420,702
		TOTAL U.S. EQUITY	622,452,848

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,941,237,909
		(Cost $1,837,774,162)

		TOTAL INVESTMENTS - 99.9%	1,941,237,909
		(Cost $1,837,774,162)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	1,144,593
		NET ASSETS - 100.0%	$1,942,382,502

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $46,121,367 or 2.4% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
8,166,679	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/15/17; cost $83,988,554)	$87,056,801
		TOTAL DIRECT REAL ESTATE	87,056,801

FIXED INCOME - 35.0%
63,649,838		TIAA-CREF Bond Fund	667,686,803
41,795,039		TIAA-CREF Bond Plus Fund	440,937,665
5,860,577		TIAA-CREF Emerging Markets Debt Fund	61,711,871
6,581,899		TIAA-CREF High-Yield Fund	64,765,888
5,384,548		TIAA-CREF International Bond Fund	53,199,330
		TOTAL FIXED INCOME	1,288,301,557

INFLATION-PROTECTED ASSETS - 4.4%
13,806,450		TIAA-CREF Inflation-Linked Bond Fund	159,740,622
		TOTAL INFLATION-PROTECTED ASSETS	159,740,622

INTERNATIONAL EQUITY - 16.4%
8,123,313		TIAA-CREF Emerging Markets Equity Fund	99,185,655
20,818,210		TIAA-CREF Enhanced International Equity Index Fund	166,962,043
10,128,921		TIAA-CREF International Equity Fund	128,232,137
9,921,607		TIAA-CREF International Opportunities Fund	124,714,599
6,662,979		TIAA-CREF International Small-Cap Equity Fund	82,954,091
		TOTAL INTERNATIONAL EQUITY	602,048,525

SHORT-TERM FIXED INCOME - 4.8%
17,128,090		TIAA-CREF Short-Term Bond Fund	177,618,292
		TOTAL SHORT-TERM FIXED INCOME	177,618,292

U.S. EQUITY - 36.9%
16,910,827		TIAA-CREF Enhanced Large-Cap Growth Index Fund	222,208,269
21,931,825		TIAA-CREF Enhanced Large-Cap Value Index Fund	221,950,067
20,535,883		TIAA-CREF Growth & Income Fund	280,109,444
13,130,796		TIAA-CREF Large-Cap Growth Fund	250,272,979
13,251,958		TIAA-CREF Large-Cap Value Fund	249,931,936
3,908,205		TIAA-CREF Small-Cap Equity Fund	75,623,764
5,011,669		TIAA-CREF Small/Mid-Cap Equity Fund	57,684,306
		TOTAL U.S. EQUITY	1,357,780,765

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,672,546,562
		(Cost $3,417,844,685)

		TOTAL INVESTMENTS - 99.9%	3,672,546,562
		(Cost $3,417,844,685)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	4,888,252
		NET ASSETS - 100.0%	$3,677,434,814

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $87,056,801 or 2.4% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
8,988,942	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $92,432,518)	$95,822,126
		TOTAL DIRECT REAL ESTATE	95,822,126

FIXED INCOME - 30.6%
61,079,989		TIAA-CREF Bond Fund	640,729,086
40,484,310		TIAA-CREF Bond Plus Fund	427,109,466
5,636,053		TIAA-CREF Emerging Markets Debt Fund	59,347,643
6,344,603		TIAA-CREF High-Yield Fund	62,430,894
4,979,596		TIAA-CREF International Bond Fund	49,198,408
		TOTAL FIXED INCOME	1,238,815,497

INFLATION-PROTECTED ASSETS - 2.4%
8,244,408		TIAA-CREF Inflation-Linked Bond Fund	95,387,796
		TOTAL INFLATION-PROTECTED ASSETS	95,387,796

INTERNATIONAL EQUITY - 18.9%
10,294,626		TIAA-CREF Emerging Markets Equity Fund	125,697,379
26,313,460		TIAA-CREF Enhanced International Equity Index Fund	211,033,951
12,971,817		TIAA-CREF International Equity Fund	164,223,204
12,697,387		TIAA-CREF International Opportunities Fund	159,606,149
8,529,607		TIAA-CREF International Small-Cap Equity Fund	106,193,613
		TOTAL INTERNATIONAL EQUITY	766,754,296

SHORT-TERM FIXED INCOME - 2.8%
11,119,940		TIAA-CREF Short-Term Bond Fund	115,313,781
		TOTAL SHORT-TERM FIXED INCOME	115,313,781

U.S. EQUITY - 42.8%
21,609,700		TIAA-CREF Enhanced Large-Cap Growth Index Fund	283,951,461
28,020,743		TIAA-CREF Enhanced Large-Cap Value Index Fund	283,569,919
26,295,578		TIAA-CREF Growth & Income Fund	358,671,686
16,822,127		TIAA-CREF Large-Cap Growth Fund	320,629,750
16,965,576		TIAA-CREF Large-Cap Value Fund	319,970,755
5,007,930		TIAA-CREF Small-Cap Equity Fund	96,903,440
6,418,456		TIAA-CREF Small/Mid-Cap Equity Fund	73,876,434
		TOTAL U.S. EQUITY	1,737,573,445

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,049,666,941
		(Cost $3,702,994,330)

		TOTAL INVESTMENTS - 99.9%	4,049,666,941
		(Cost $3,702,994,330)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	4,077,590
		NET ASSETS - 100.0%	$4,053,744,531

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $95,822,126 or 2.4% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
8,779,019	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $90,269,991)	$93,584,347
		TOTAL DIRECT REAL ESTATE	93,584,347

FIXED INCOME - 25.6%
50,889,551		TIAA-CREF Bond Fund	533,831,387
32,268,423		TIAA-CREF Bond Plus Fund	340,431,860
4,722,163		TIAA-CREF Emerging Markets Debt Fund	49,724,379
5,309,981		TIAA-CREF High-Yield Fund	52,250,218
3,936,466		TIAA-CREF International Bond Fund	38,892,287
		TOTAL FIXED INCOME	1,015,130,131

INFLATION-PROTECTED ASSETS - 0.9%
2,935,079		TIAA-CREF Inflation-Linked Bond Fund	33,958,859
		TOTAL INFLATION-PROTECTED ASSETS	33,958,859

INTERNATIONAL EQUITY - 21.4%
11,374,334		TIAA-CREF Emerging Markets Equity Fund	138,880,624
29,019,628		TIAA-CREF Enhanced International Equity Index Fund	232,737,413
14,440,415		TIAA-CREF International Equity Fund	182,815,655
14,152,365		TIAA-CREF International Opportunities Fund	177,895,228
9,491,342		TIAA-CREF International Small-Cap Equity Fund	118,167,207
		TOTAL INTERNATIONAL EQUITY	850,496,127

SHORT-TERM FIXED INCOME - 0.9%
3,267,374		TIAA-CREF Short-Term Bond Fund	33,882,668
		TOTAL SHORT-TERM FIXED INCOME	33,882,668

U.S. EQUITY - 48.7%
24,014,160		TIAA-CREF Enhanced Large-Cap Growth Index Fund	315,546,067
31,133,064		TIAA-CREF Enhanced Large-Cap Value Index Fund	315,066,611
29,266,326		TIAA-CREF Growth & Income Fund	399,192,693
18,727,574		TIAA-CREF Large-Cap Growth Fund	356,947,557
18,890,604		TIAA-CREF Large-Cap Value Fund	356,276,788
5,573,129		TIAA-CREF Small-Cap Equity Fund	107,840,043
7,147,326		TIAA-CREF Small/Mid-Cap Equity Fund	82,265,726
		TOTAL U.S. EQUITY	1,933,135,485

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,960,187,617
		(Cost $3,559,292,712)

		TOTAL INVESTMENTS - 99.9%	3,960,187,617
		(Cost $3,559,292,712)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	4,681,779
		NET ASSETS - 100.0%	$3,964,869,396

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $93,584,347 or 2.4% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
8,870,822	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $91,217,279)	$94,562,963
		TOTAL DIRECT REAL ESTATE	94,562,963

FIXED INCOME - 18.8%
37,920,295		TIAA-CREF Bond Fund	397,783,890
24,295,404		TIAA-CREF Bond Plus Fund	256,316,510
3,552,605		TIAA-CREF Emerging Markets Debt Fund	37,408,927
3,998,750		TIAA-CREF High-Yield Fund	39,347,702
2,553,956		TIAA-CREF International Bond Fund	25,233,081
		TOTAL FIXED INCOME	756,090,110

INTERNATIONAL EQUITY - 24.0%
12,829,410		TIAA-CREF Emerging Markets Equity Fund	156,647,100
32,679,463		TIAA-CREF Enhanced International Equity Index Fund	262,089,297
16,395,173		TIAA-CREF International Equity Fund	207,562,884
16,060,691		TIAA-CREF International Opportunities Fund	201,882,882
10,773,876		TIAA-CREF International Small-Cap Equity Fund	134,134,761
		TOTAL INTERNATIONAL EQUITY	962,316,924

U.S. EQUITY - 54.7%
27,217,341		TIAA-CREF Enhanced Large-Cap Growth Index Fund	357,635,857
35,285,665		TIAA-CREF Enhanced Large-Cap Value Index Fund	357,090,927
33,215,403		TIAA-CREF Growth & Income Fund	453,058,096
21,251,335		TIAA-CREF Large-Cap Growth Fund	405,050,453
21,434,841		TIAA-CREF Large-Cap Value Fund	404,261,099
6,325,984		TIAA-CREF Small-Cap Equity Fund	122,407,798
8,107,825		TIAA-CREF Small/Mid-Cap Equity Fund	93,321,063
		TOTAL U.S. EQUITY	2,192,825,293

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,005,795,290
		(Cost $3,537,760,586)

		TOTAL INVESTMENTS - 99.9%	4,005,795,290
		(Cost $3,537,760,586)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	5,717,660
		NET ASSETS - 100.0%	$4,011,512,950

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $94,562,963 or 2.4% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
11,025,580	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/15/17; cost $113,373,497)	$117,532,687
		TOTAL DIRECT REAL ESTATE	117,532,687

FIXED INCOME - 10.4%
26,090,831		TIAA-CREF Bond Fund	273,692,821
17,237,319		TIAA-CREF Bond Plus Fund	181,853,719
2,515,341		TIAA-CREF Emerging Markets Debt Fund	26,486,539
2,836,053		TIAA-CREF High-Yield Fund	27,906,760
950,090		TIAA-CREF International Bond Fund	9,386,890
		TOTAL FIXED INCOME	519,326,729

INTERNATIONAL EQUITY - 26.5%
17,573,356		TIAA-CREF Emerging Markets Equity Fund	214,570,675
44,773,626		TIAA-CREF Enhanced International Equity Index Fund	359,084,478
22,597,296		TIAA-CREF International Equity Fund	286,081,772
22,134,642		TIAA-CREF International Opportunities Fund	278,232,453
14,846,052		TIAA-CREF International Small-Cap Equity Fund	184,833,352
		TOTAL INTERNATIONAL EQUITY	1,322,802,730

U.S. EQUITY - 60.6%
37,447,521		TIAA-CREF Enhanced Large-Cap Growth Index Fund	492,060,422
48,554,005		TIAA-CREF Enhanced Large-Cap Value Index Fund	491,366,527
45,759,393		TIAA-CREF Growth & Income Fund	624,158,116
29,272,521		TIAA-CREF Large-Cap Growth Fund	557,934,245
29,528,063		TIAA-CREF Large-Cap Value Fund	556,899,261
8,714,627		TIAA-CREF Small-Cap Equity Fund	168,628,035
11,166,697		TIAA-CREF Small/Mid-Cap Equity Fund	128,528,681
		TOTAL U.S. EQUITY	3,019,575,287

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,979,237,433
		(Cost $4,317,224,239)

		TOTAL INVESTMENTS - 99.9%	4,979,237,433
		(Cost $4,317,224,239)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	6,272,231
		NET ASSETS - 100.0%	$4,985,509,664

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $117,532,687 or 2.4% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 2.4%
5,378,832	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $55,345,395)	$57,338,354
		TOTAL DIRECT REAL ESTATE	57,338,354

FIXED INCOME - 6.2%
7,489,930		TIAA-CREF Bond Fund	78,569,371
5,179,545		TIAA-CREF Bond Plus Fund	54,644,197
761,583		TIAA-CREF Emerging Markets Debt Fund	8,019,464
850,919		TIAA-CREF High-Yield Fund	8,373,046
156,739		TIAA-CREF International Bond Fund	1,548,586
		TOTAL FIXED INCOME	151,154,664

INTERNATIONAL EQUITY - 27.7%
9,008,297		TIAA-CREF Emerging Markets Equity Fund	109,991,303
22,614,257		TIAA-CREF Enhanced International Equity Index Fund	181,366,339
11,601,637		TIAA-CREF International Equity Fund	146,876,726
11,356,955		TIAA-CREF International Opportunities Fund	142,756,926
7,622,933		TIAA-CREF International Small-Cap Equity Fund	94,905,517
		TOTAL INTERNATIONAL EQUITY	675,896,811

U.S. EQUITY - 63.5%
19,224,710		TIAA-CREF Enhanced Large-Cap Growth Index Fund	252,612,693
24,920,433		TIAA-CREF Enhanced Large-Cap Value Index Fund	252,194,779
23,497,176		TIAA-CREF Growth & Income Fund	320,501,477
15,035,838		TIAA-CREF Large-Cap Growth Fund	286,583,065
15,165,426		TIAA-CREF Large-Cap Value Fund	286,019,925
4,475,951		TIAA-CREF Small-Cap Equity Fund	86,609,647
5,734,218		TIAA-CREF Small/Mid-Cap Equity Fund	66,000,844
		TOTAL U.S. EQUITY	1,550,522,430

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,434,912,259
		(Cost $2,024,364,958)

		TOTAL INVESTMENTS - 99.8%	2,434,912,259
		(Cost $2,024,364,958)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	4,628,463
		NET ASSETS - 100.0%	$2,439,540,722

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $57,338,354 or 2.4% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

DIRECT REAL ESTATE - 2.4%
3,422,807	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $35,228,948)	$36,487,125
		TOTAL DIRECT REAL ESTATE	36,487,125

FIXED INCOME - 5.0%
3,797,227		TIAA-CREF Bond Fund	39,832,913
2,698,186		TIAA-CREF Bond Plus Fund	28,465,860
396,847		TIAA-CREF Emerging Markets Debt Fund	4,178,794
443,468		TIAA-CREF High-Yield Fund	4,363,725
74,356		TIAA-CREF International Bond Fund	734,633
		TOTAL FIXED INCOME	77,575,925

INTERNATIONAL EQUITY - 28.0%
5,804,043		TIAA-CREF Emerging Markets Equity Fund	70,867,359
14,485,202		TIAA-CREF Enhanced International Equity Index Fund	116,171,321
7,482,972		TIAA-CREF International Equity Fund	94,734,428
7,319,944		TIAA-CREF International Opportunities Fund	92,011,693
4,916,225		TIAA-CREF International Small-Cap Equity Fund	61,207,005
		TOTAL INTERNATIONAL EQUITY	434,991,806

U.S. EQUITY - 64.5%
12,400,440		TIAA-CREF Enhanced Large-Cap Growth Index Fund	162,941,779
16,073,618		TIAA-CREF Enhanced Large-Cap Value Index Fund	162,665,010
15,155,711		TIAA-CREF Growth & Income Fund	206,723,901
9,697,272		TIAA-CREF Large-Cap Growth Fund	184,830,011
9,777,820		TIAA-CREF Large-Cap Value Fund	184,409,681
2,887,224		TIAA-CREF Small-Cap Equity Fund	55,867,788
3,699,709		TIAA-CREF Small/Mid-Cap Equity Fund	42,583,649
		TOTAL U.S. EQUITY	1,000,021,819

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,549,076,675
		(Cost $1,297,855,150)

		TOTAL INVESTMENTS - 99.9%	1,549,076,675
		(Cost $1,297,855,150)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	2,301,346
		NET ASSETS - 100.0%	$1,551,378,021

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $36,487,125 or 2.4% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 2.4%
931,012	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $9,597,815)	$9,924,583
		TOTAL DIRECT REAL ESTATE	9,924,583

FIXED INCOME - 3.8%
772,188		TIAA-CREF Bond Fund	8,100,251
573,922		TIAA-CREF Bond Plus Fund	6,054,876
84,315		TIAA-CREF Emerging Markets Debt Fund	887,834
94,203		TIAA-CREF High-Yield Fund	926,962
13,923		TIAA-CREF International Bond Fund	137,555
		TOTAL FIXED INCOME	16,107,478

INTERNATIONAL EQUITY - 28.3%
1,603,091		TIAA-CREF Emerging Markets Equity Fund	19,573,745
3,973,265		TIAA-CREF Enhanced International Equity Index Fund	31,865,583
2,067,552		TIAA-CREF International Equity Fund	26,175,206
2,018,793		TIAA-CREF International Opportunities Fund	25,376,230
1,358,731		TIAA-CREF International Small-Cap Equity Fund	16,916,202
		TOTAL INTERNATIONAL EQUITY	119,906,966

U.S. EQUITY - 65.3%
3,426,216		TIAA-CREF Enhanced Large-Cap Growth Index Fund	45,020,479
4,441,095		TIAA-CREF Enhanced Large-Cap Value Index Fund	44,943,878
4,187,797		TIAA-CREF Growth & Income Fund	57,121,553
2,679,474		TIAA-CREF Large-Cap Growth Fund	51,070,773
2,702,126		TIAA-CREF Large-Cap Value Fund	50,962,093
797,829		TIAA-CREF Small-Cap Equity Fund	15,437,998
1,022,464		TIAA-CREF Small/Mid-Cap Equity Fund	11,768,563
		TOTAL U.S. EQUITY	276,325,337

		TOTAL AFFILIATED INVESTMENT COMPANIES	422,264,364
		(Cost $367,669,828)

		TOTAL INVESTMENTS - 99.8%	422,264,364
		(Cost $367,669,828)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	946,056
		NET ASSETS - 100.0%	$423,210,420

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $9,924,583 or 2.4% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 2.3%
103,732	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/25/17; cost $1,072,656)	$1,105,783
		TOTAL DIRECT REAL ESTATE	1,105,783

FIXED INCOME - 2.8%
57,367		TIAA-CREF Bond Fund	601,777
46,339		TIAA-CREF Bond Plus Fund	488,879
6,765		TIAA-CREF Emerging Markets Debt Fund	71,241
7,628		TIAA-CREF High-Yield Fund	75,055
7,939		TIAA-CREF International Bond Fund	78,434
		TOTAL FIXED INCOME	1,315,386

INTERNATIONAL EQUITY - 28.5%
181,788		TIAA-CREF Emerging Markets Equity Fund	2,219,631
439,402		TIAA-CREF Enhanced International Equity Index Fund	3,524,006
234,869		TIAA-CREF International Equity Fund	2,973,445
229,431		TIAA-CREF International Opportunities Fund	2,883,953
154,172		TIAA-CREF International Small-Cap Equity Fund	1,919,436
		TOTAL INTERNATIONAL EQUITY	13,520,471

U.S. EQUITY - 66.1%
388,687		TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,107,343
503,884		TIAA-CREF Enhanced Large-Cap Value Index Fund	5,099,306
475,238		TIAA-CREF Growth & Income Fund	6,482,242
304,079		TIAA-CREF Large-Cap Growth Fund	5,795,748
306,572		TIAA-CREF Large-Cap Value Fund	5,781,941
90,531		TIAA-CREF Small-Cap Equity Fund	1,751,770
116,005		TIAA-CREF Small/Mid-Cap Equity Fund	1,335,217
		TOTAL U.S. EQUITY	31,353,567

		TOTAL AFFILIATED INVESTMENT COMPANIES	47,295,207
		(Cost $42,821,649)

		TOTAL INVESTMENTS - 99.7%	47,295,207
		(Cost $42,821,649)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	165,606
		NET ASSETS - 100.0%	$47,460,813

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/17, the total value of these security amounted to $1,105,783 or 2.3% of net assets.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but has resulted in minor changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2017, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of August 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle Retirement Income Fund
Registered investment companies	$489,802,100	$—	$—	$—	$489,802,100
TIAA-CREF Real Property Fund LP	—	—	—	11,950,066	11,950,066
Total	$489,802,100	$—	$—	$11,950,066	$501,752,166
Lifecycle 2010 Fund
Registered investment companies	$1,216,747,089	$—	$—	$—	$1,216,747,089
TIAA-CREF Real Property Fund LP	—	—	—	29,621,580	29,621,580
Total	$1,216,747,089	$—	$—	$29,621,580	$1,246,368,669
Lifecycle 2015 Fund
Registered investment companies	$1,895,116,542	$—	$—	$—	$1,895,116,542
TIAA-CREF Real Property Fund LP	—	—	—	46,121,367	46,121,367
Total	$1,895,116,542	$—	$—	$46,121,367	$1,941,237,909
Lifecycle 2020 Fund
Registered investment companies	$3,585,489,761	$—	$—	$—	$3,585,489,761
TIAA-CREF Real Property Fund LP	—	—	—	87,056,801	87,056,801
Total	$3,585,489,761	$—	$—	$87,056,801	$3,672,546,562
Lifecycle 2025 Fund
Registered investment companies	$3,953,844,815	$—	$—	$—	$3,953,844,815
TIAA-CREF Real Property Fund LP	—	—	—	95,822,126	95,822,126
Total	$3,953,844,815	$—	$—	$95,822,126	$4,049,666,941
Lifecycle 2030 Fund
Registered investment companies	$3,866,603,270	$—	$—	$—	$3,866,603,270
TIAA-CREF Real Property Fund LP	—	—	—	93,584,347	93,584,347
Total	$3,866,603,270	$—	$—	$93,584,347	$3,960,187,617
Lifecycle 2035 Fund
Registered investment companies	$3,911,232,327	$—	$—	$—	$3,911,232,327
TIAA-CREF Real Property Fund LP	—	—	—	94,562,963	94,562,963
Total	$3,911,232,327	$—	$—	$94,562,963	$4,005,795,290
14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle 2040 Fund
Registered investment companies	$4,861,704,746	$—	$—	$—	$4,861,704,746
TIAA-CREF Real Property Fund LP	—	—	—	117,532,687	117,532,687
Total	$4,861,704,746	$—	$—	$117,532,687	$4,979,237,433
Lifecycle 2045 Fund
Registered investment companies	$2,377,573,905	$—	$—	$—	$2,377,573,905
TIAA-CREF Real Property Fund LP	—	—	—	57,338,354	57,338,354
Total	$2,377,573,905	$—	$—	$57,338,354	$2,434,912,259
Lifecycle 2050 Fund
Registered investment companies	$1,512,589,550	$—	$—	$—	$1,512,589,550
TIAA-CREF Real Property Fund LP	—	—	—	36,487,125	36,487,125
Total	$1,512,589,550	$—	$—	$36,487,125	$1,549,076,675
Lifecycle 2055 Fund
Registered investment companies	$412,339,781	$—	$—	$—	$412,339,781
TIAA-CREF Real Property Fund LP	—	—	—	9,924,583	9,924,583
Total	$412,339,781	$—	$—	$9,924,583	$422,264,364
Lifecycle 2060 Fund
Registered investment companies	$46,189,424	$—	$—	$—	$46,189,424
TIAA-CREF Real Property Fund LP	—	—	—	1,105,783	1,105,783
Total	$46,189,424	$—	$—	$1,105,783	$47,295,207

a	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and the TIAA-CREF Real Property Fund LP. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$101,950	$3,265	$2,572	$(19)	$711	$777	$103,335
Bond Plus	66,823	2,037	1,551	(34)	485	556	67,760
Emerging Markets Debt	9,351	289	311	10	174	140	9,513
Emerging Markets Equity	9,673	166	701	79	791	—	10,008
Enhanced International Equity Index	16,587	609	832	28	535	—	16,927
Enhanced Large-Cap Growth Index	22,584	228	1,801	250	651	—	21,912
Enhanced Large-Cap Value Index	21,224	1,231	1,055	21	459	—	21,880
Growth & Income	27,507	521	1,227	114	517	94	27,432
High-Yield	9,865	468	265	(2)	(48)	126	10,018
Inflation-Linked Bond	44,402	4,228	1,247	(5)	235	—	47,613
International Bond	9,066	248	971	(27)	155	—	8,471
International Equity	12,886	313	1,169	212	339	—	12,581
International Opportunities	12,312	153	1,114	144	718	—	12,213
International Small-Cap Equity	8,026	83	572	65	516	—	8,118
Large-Cap Growth	25,218	658	2,532	404	783	—	24,531
Large-Cap Value	23,634	1,590	1,213	72	387	—	24,470
Short-Term Bond	51,850	1,771	3,704	(14)	58	215	49,961
Small-Cap Equity	7,331	206	389	45	216	—	7,409
Small/Mid-Cap Equity	5,491	291	330	3	195	—	5,650
TIAA-CREF Real Property Fund LPa	9,146	2,794	280	6	284	32	11,950
	$494,926	$21,149	$23,836	$1,352	$8,161	$1,940	$501,752
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$247,807	$8,112	$4,698	$(4)	$1,697	$1,895	$252,914
Bond Plus	162,599	4,212	1,919	(41)	1,145	1,357	165,996
Emerging Markets Debt	22,738	942	841	7	445	341	23,291
Emerging Markets Equity	25,674	342	1,768	95	2,210	—	26,553
Enhanced International Equity Index	44,037	1,271	1,950	109	1,386	—	44,853
Enhanced Large-Cap Growth Index	60,302	567	4,803	1,253	1,140	—	58,459
Enhanced Large-Cap Value Index	56,686	2,937	2,500	30	1,248	—	58,401
Growth & Income	73,547	847	2,717	220	1,461	253	73,358
High-Yield	23,984	952	292	—	(121)	309	24,523
Inflation-Linked Bond	94,377	11,165	2,071	(4)	518	—	103,985
International Bond	22,012	596	2,252	(63)	375	—	20,668
International Equity	34,476	598	2,948	817	654	—	33,597
International Opportunities	32,924	203	2,731	375	1,930	—	32,701
International Small-Cap Equity	21,477	152	1,468	168	1,385	—	21,714
Large-Cap Growth	67,445	1,241	6,342	2,384	777	—	65,505
Large-Cap Value	63,179	3,386	2,348	65	1,157	—	65,439
Short-Term Bond	112,809	3,996	7,020	(44)	140	470	109,881
Small-Cap Equity	19,608	444	943	191	506	—	19,806
Small/Mid-Cap Equity	14,683	712	819	9	518	—	15,103
TIAA-CREF Real Property Fund LPa	22,576	6,838	509	6	711	78	29,622
	$1,222,940	$49,513	$50,939	$5,573	$19,282	$4,703	$1,246,369
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$380,071	$9,033	$8,026	$101	$2,474	$2,894	$383,653
Bond Plus	249,758	4,567	3,858	94	1,587	2,076	252,148
Emerging Markets Debt	34,891	973	1,200	81	604	523	35,349
Emerging Markets Equity	44,850	382	3,318	265	3,751	—	45,930
Enhanced International Equity Index	77,142	1,439	3,565	459	2,140	—	77,615
Enhanced Large-Cap Growth Index	106,189	487	8,824	2,184	2,019	—	102,055
Enhanced Large-Cap Value Index	99,767	4,352	4,452	746	1,502	—	101,915
Growth & Income	129,797	812	5,251	1,584	1,378	445	128,320
High-Yield	36,809	1,031	429	5	(190)	471	37,226
Inflation-Linked Bond	110,257	14,855	2,573	16	608	—	123,163
International Bond	33,649	615	3,563	63	409	—	31,173
International Equity	60,826	314	4,940	667	1,919	—	58,786
International Opportunities	58,117	40	5,018	734	3,324	—	57,197
International Small-Cap Equity	37,887	209	2,856	450	2,281	—	37,971
Large-Cap Growth	119,027	1,362	11,253	3,397	2,159	—	114,692
Large-Cap Value	111,534	4,933	4,199	935	1,217	—	114,420
Short-Term Bond	139,253	3,763	10,674	31	80	573	132,453
Small-Cap Equity	34,602	476	1,681	229	1,004	—	34,630
Small/Mid-Cap Equity	25,913	903	1,328	208	725	—	26,421
TIAA-CREF Real Property Fund LPa	35,598	10,499	1,101	54	1,071	122	46,121
	$1,925,937	$61,045	$88,109	$12,303	$30,062	$7,104	$1,941,238
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$643,704	$24,317	$4,808	$90	$4,384	$4,975	$667,687
Bond Plus	425,031	14,136	1,163	32	2,902	3,585	440,938
Emerging Markets Debt	59,226	2,108	822	64	1,136	893	61,712
Emerging Markets Equity	94,011	1,179	4,588	557	8,027	—	99,186
Enhanced International Equity Index	162,879	3,571	4,996	724	4,784	—	166,962
Enhanced Large-Cap Growth Index	225,395	1,540	13,791	3,615	5,449	—	222,208
Enhanced Large-Cap Value Index	211,804	9,745	4,370	822	3,949	—	221,950
Growth & Income	276,167	2,918	5,367	1,734	4,657	953	280,109
High-Yield	62,410	2,689	13	—	(320)	808	64,766
Inflation-Linked Bond	132,826	27,235	1,187	6	861	—	159,741
International Bond	56,379	1,561	5,543	111	691	—	53,199
International Equity	129,583	1,103	8,014	1,245	4,315	—	128,232
International Opportunities	123,720	229	7,972	1,213	7,525	—	124,715
International Small-Cap Equity	80,740	415	4,090	649	5,240	—	82,954
Large-Cap Growth	253,486	3,163	18,405	7,120	4,909	—	250,273
Large-Cap Value	237,216	12,302	4,192	1,184	3,422	—	249,932
Short-Term Bond	186,213	7,857	16,593	48	93	762	177,618
Small-Cap Equity	73,657	1,653	2,311	375	2,250	—	75,624
Small/Mid-Cap Equity	55,122	2,150	1,584	247	1,749	—	57,684
TIAA-CREF Real Property Fund LPa	65,535	20,294	872	45	2,055	230	87,057
	$3,555,104	$140,165	$110,681	$19,881	$68,078	$12,206	$3,672,547
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$612,338	$28,431	$4,346	$86	$4,220	$4,748	$640,729
Bond Plus	408,043	17,795	1,573	40	2,804	3,451	427,109
Emerging Markets Debt	56,494	2,604	912	68	1,094	851	59,348
Emerging Markets Equity	117,426	2,282	4,804	688	10,105	—	125,697
Enhanced International Equity Index	203,190	4,973	4,024	608	6,287	—	211,034
Enhanced Large-Cap Growth Index	283,062	3,636	14,223	3,889	7,587	—	283,951
Enhanced Large-Cap Value Index	265,958	13,963	2,337	476	5,510	—	283,570
Growth & Income	347,851	6,055	3,337	1,141	6,962	1,204	358,672
High-Yield	59,596	3,361	220	5	(311)	774	62,431
Inflation-Linked Bond	67,663	28,174	1,043	—	594	—	95,388
International Bond	52,513	1,908	5,961	108	630	—	49,198
International Equity	163,256	1,555	7,650	1,346	5,716	—	164,223
International Opportunities	155,458	456	7,380	1,189	9,883	—	159,606
International Small-Cap Equity	101,460	1,058	3,777	602	6,851	—	106,194
Large-Cap Growth	318,891	5,932	19,472	7,975	7,304	—	320,630
Large-Cap Value	298,731	18,167	2,743	828	4,988	—	319,971
Short-Term Bond	125,782	7,210	17,755	50	27	498	115,314
Small-Cap Equity	92,730	2,186	1,328	236	3,079	—	96,903
Small/Mid-Cap Equity	69,386	2,948	977	158	2,362	—	73,877
TIAA-CREF Real Property Fund LPa	71,249	22,607	331	17	2,280	254	95,822
	$3,871,077	$175,301	$104,193	$19,510	$87,972	$11,780	$4,049,667
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$508,567	$27,431	$5,758	$107	$3,484	$3,952	$533,831
Bond Plus	324,176	16,888	2,904	54	2,218	2,747	340,432
Emerging Markets Debt	47,130	2,676	1,057	72	903	708	49,724
Emerging Markets Equity	128,518	2,972	4,489	627	11,253	—	138,881
Enhanced International Equity Index	223,427	6,594	4,914	734	6,896	—	232,737
Enhanced Large-Cap Growth Index	312,067	4,642	13,876	3,855	8,858	—	315,546
Enhanced Large-Cap Value Index	293,087	16,982	1,608	368	6,238	—	315,067
Growth & Income	383,944	9,264	3,000	1,060	7,925	1,329	399,193
High-Yield	49,688	3,113	297	3	(257)	648	52,250
Inflation-Linked Bond	28,270	5,639	112	3	159	—	33,959
International Bond	42,524	1,494	5,708	88	494	—	38,892
International Equity	179,989	2,672	7,659	1,397	6,417	—	182,816
International Opportunities	171,916	1,482	7,802	1,267	11,032	—	177,895
International Small-Cap Equity	112,114	1,404	3,613	574	7,688	—	118,167
Large-Cap Growth	352,236	7,630	19,906	8,546	8,442	—	356,948
Large-Cap Value	329,730	21,923	1,805	625	5,804	—	356,277
Short-Term Bond	28,289	5,705	146	1	34	132	33,883
Small-Cap Equity	102,422	2,592	828	153	3,501	—	107,840
Small/Mid-Cap Equity	76,612	3,077	214	36	2,755	—	82,266
TIAA-CREF Real Property Fund LPa	69,412	22,022	89	4	2,235	247	93,584
	$3,764,118	$166,202	$85,785	$19,574	$96,079	$9,763	$3,960,188

18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$376,234	$26,495	$7,628	$125	$2,558	$2,935	$397,784
Bond Plus	242,304	16,031	3,732	61	1,652	2,060	256,316
Emerging Markets Debt	35,229	2,512	1,068	72	664	529	37,409
Emerging Markets Equity	144,082	3,340	4,126	575	12,776	—	156,647
Enhanced International Equity Index	250,753	6,711	3,917	580	7,962	—	262,089
Enhanced Large-Cap Growth Index	351,655	7,217	15,594	4,371	9,987	—	357,636
Enhanced Large-Cap Value Index	330,207	21,182	1,745	406	7,041	—	357,091
Growth & Income	433,472	13,411	3,991	1,493	8,673	1,501	453,058
High-Yield	37,141	2,700	302	2	(193)	486	39,348
International Bond	29,298	1,633	6,074	9	367	—	25,233
International Equity	203,059	3,674	7,995	1,479	7,346	—	207,563
International Opportunities	193,955	1,652	7,635	1,254	12,657	—	201,883
International Small-Cap Equity	126,673	2,124	4,017	626	8,729	—	134,135
Large-Cap Growth	397,413	9,746	21,335	9,290	9,936	—	405,050
Large-Cap Value	372,088	26,479	1,571	587	6,678	—	404,261
Small-Cap Equity	115,565	3,067	363	75	4,064	—	122,408
Small/Mid-Cap Equity	86,348	3,964	138	22	3,125	—	93,321
TIAA-CREF Real Property Fund LPa	70,007	22,349	53	2	2,258	250	94,563
	$3,795,483	$174,287	$91,284	$21,029	$106,280	$7,761	$4,005,795
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$261,272	$23,442	$12,883	$183	$1,679	$2,032	$273,693
Bond Plus	173,428	14,056	6,855	73	1,152	1,468	181,854
Emerging Markets Debt	25,217	2,097	1,352	59	466	376	26,487
Emerging Markets Equity	197,426	4,468	5,647	817	17,507	—	214,571
Enhanced International Equity Index	344,625	8,599	5,851	868	10,843	—	359,084
Enhanced Large-Cap Growth Index	484,140	9,582	21,434	6,269	13,503	—	492,060
Enhanced Large-Cap Value Index	454,677	28,844	2,397	595	9,647	—	491,366
Growth & Income	597,318	17,193	4,359	1,705	12,301	2,071	624,158
High-Yield	26,585	2,157	698	3	(140)	346	27,907
International Bond	15,908	1,292	7,950	(132)	269	—	9,387
International Equity	279,821	4,544	10,459	1,949	10,227	—	286,082
International Opportunities	267,159	2,006	10,107	1,675	17,499	—	278,232
International Small-Cap Equity	174,692	2,123	4,903	768	12,153	—	184,833
Large-Cap Growth	547,770	13,245	29,578	13,295	13,202	—	557,934
Large-Cap Value	512,846	36,387	2,277	867	9,076	—	556,899
Small-Cap Equity	159,208	4,664	937	193	5,500	—	168,628
Small/Mid-Cap Equity	119,124	5,591	519	81	4,252	—	128,529
TIAA-CREF Real Property Fund LPa	87,188	27,781	252	14	2,802	311	117,533
	$4,728,404	$208,071	$128,458	$29,282	$141,938	$6,604	$4,979,237
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$78,279	$6,624	$6,878	$(160)	$704	$600	$78,569
Bond Plus	54,066	3,927	3,722	(1)	374	450	54,644
Emerging Markets Debt	7,857	602	601	9	152	117	8,019
Emerging Markets Equity	98,383	3,784	1,468	55	9,237	—	109,991
Enhanced International Equity Index	171,382	5,113	975	6	5,840	—	181,366
Enhanced Large-Cap Growth Index	241,449	10,526	9,396	150	9,884	—	252,613
Enhanced Large-Cap Value Index	226,917	20,652	493	(12)	5,131	—	252,195
Growth & Income	298,072	16,629	1,318	(6)	7,124	1,040	320,501
High-Yield	8,284	699	569	2	(43)	106	8,373
International Bond	2,992	561	2,032	13	15	—	1,549
International Equity	139,744	3,997	3,016	153	5,999	—	146,877
International Opportunities	133,049	2,893	2,924	149	9,590	—	142,757
International Small-Cap Equity	86,968	2,787	1,399	36	6,514	—	94,906
Large-Cap Growth	273,528	13,092	13,559	531	12,991	—	286,583
Large-Cap Value	256,105	25,150	210	(1)	4,976	—	286,020
Small-Cap Equity	79,473	4,287	—	—	2,850	—	86,610
Small/Mid-Cap Equity	59,480	4,349	6	—	2,178	—	66,001
TIAA-CREF Real Property Fund LPa	41,562	14,417	—	—	1,359	151	57,338
	$2,257,590	$140,089	$48,566	$924	$84,875	$2,464	$2,434,912
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$40,117	$4,099	$4,661	$(92)	$370	$306	$39,833
Bond Plus	28,374	2,407	2,510	1	194	235	28,466
Emerging Markets Debt	4,123	375	404	7	78	61	4,179
Emerging Markets Equity	63,014	2,709	827	14	5,957	—	70,867
Enhanced International Equity Index	109,627	3,874	1,083	4	3,749	—	116,171
Enhanced Large-Cap Growth Index	154,609	7,646	5,766	86	6,367	—	162,942
Enhanced Large-Cap Value Index	145,269	14,120	—	—	3,276	—	162,665
Growth & Income	190,869	12,121	840	(4)	4,578	667	206,724
High-Yield	4,350	389	354	—	(21)	55	4,364
International Bond	964	887	1,123	22	(15)	—	735
International Equity	89,315	3,680	2,202	96	3,845	—	94,734
International Opportunities	85,153	2,188	1,590	79	6,182	—	92,012
International Small-Cap Equity	55,696	2,263	955	21	4,182	—	61,207
Large-Cap Growth	175,077	9,324	8,274	303	8,400	—	184,830
Large-Cap Value	164,000	17,803	572	(13)	3,192	—	184,410
Small-Cap Equity	50,878	3,187	24	(1)	1,828	—	55,868
Small/Mid-Cap Equity	38,106	3,102	23	(1)	1,399	—	42,583
TIAA-CREF Real Property Fund LPa	26,224	9,403	—	—	860	96	36,487
	$1,425,765	$99,577	$31,208	$522	$54,421	$1,420	$1,549,077

20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$7,960	$1,301	$1,217	$(22)	$78	$62	$8,100
Bond Plus	5,836	833	655	(1)	42	49	6,055
Emerging Markets Debt	855	82	66	—	17	13	888
Emerging Markets Equity	16,434	1,688	164	1	1,615	—	19,574
Enhanced International Equity Index	28,385	2,698	218	—	1,000	—	31,865
Enhanced Large-Cap Growth Index	40,426	4,289	1,439	7	1,737	—	45,020
Enhanced Large-Cap Value Index	37,968	6,127	10	—	859	—	44,944
Growth & Income	49,898	6,175	189	(2)	1,239	177	57,121
High-Yield	897	121	87	—	(4)	12	927
International Bond	201	66	132	2	1	—	138
International Equity	23,357	2,060	300	1	1,057	—	26,175
International Opportunities	22,234	1,652	205	3	1,692	—	25,376
International Small-Cap Equity	14,518	1,439	179	1	1,137	—	16,916
Large-Cap Growth	45,748	4,891	1,931	20	2,343	—	51,071
Large-Cap Value	42,873	7,273	14	—	830	—	50,962
Small-Cap Equity	13,297	1,680	19	(1)	481	—	15,438
Small/Mid-Cap Equity	9,962	1,436	—	—	371	—	11,769
TIAA-CREF Real Property Fund LPa	6,736	2,961	—	—	228	26	9,925
	$367,585	$46,772	$6,825	$9	$14,723	$339	$422,264
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$552	$246	$200	$(1)	$5	$5	$602
Bond Plus	434	149	97	—	3	4	489
Emerging Markets Debt	63	18	11	—	1	1	71
Emerging Markets Equity	1,652	438	45	—	175	—	2,220
Enhanced International Equity Index	2,847	738	167	(1)	107	—	3,524
Enhanced Large-Cap Growth Index	4,067	1,085	233	—	188	—	5,107
Enhanced Large-Cap Value Index	3,819	1,320	126	(6)	92	—	5,099
Growth & Income	5,020	1,480	151	(1)	134	17	6,482
High-Yield	67	20	12	—	—	1	75
International Bond	7	83	11	—	—	—	79
International Equity	2,342	602	83	—	112	—	2,973
International Opportunities	2,238	530	67	—	183	—	2,884
International Small-Cap Equity	1,460	385	49	—	123	—	1,919
Large-Cap Growth	4,601	1,235	299	1	258	—	5,796
Large-Cap Value	4,313	1,518	131	(2)	84	—	5,782
Small-Cap Equity	1,338	402	37	—	49	—	1,752
Small/Mid-Cap Equity	1,002	325	30	—	38	—	1,335
TIAA-CREF Real Property Fund LPa	664	418	—	—	24	3	1,106
	$36,486	$10,992	$1,749	$(10)	$1,576	$31	$47,295

a	Restricted security.
21

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At August 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$447,932,251	$53,819,915	$—	$53,819,915
Lifecycle 2010	1,056,871,260	189,497,409	—	189,497,409
Lifecycle 2015	1,837,774,162	113,665,417	(10,201,670)	103,463,747
Lifecycle 2020	3,417,844,685	266,571,038	(11,869,161)	254,701,877
Lifecycle 2025	3,702,994,330	356,109,399	(9,436,788)	346,672,611
Lifecycle 2030	3,559,292,712	408,591,098	(7,696,193)	400,894,905
Lifecycle 2035	3,537,760,586	473,682,990	(5,648,286)	468,034,704
Lifecycle 2040	4,317,224,239	668,509,363	(6,496,169)	662,013,194
Lifecycle 2045	2,024,364,958	410,547,301	—	410,547,301
Lifecycle 2050	1,297,855,150	251,221,525	—	251,221,525
Lifecycle 2055	367,669,828	54,594,536	—	54,594,536
Lifecycle 2060	42,821,649	4,473,558	—	4,473,558
22

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

FIXED INCOME - 39.8%
5,354,382	TIAA-CREF Bond Index Fund	$58,523,400
	TOTAL FIXED INCOME	58,523,400

INFLATION-PROTECTED ASSETS - 9.9%
1,264,511	TIAA-CREF Inflation-Linked Bond Fund	14,630,388
	TOTAL INFLATION-PROTECTED ASSETS	14,630,388

INTERNATIONAL EQUITY - 12.0%
403,185	TIAA-CREF Emerging Markets Equity Index Fund	4,640,656
663,506	TIAA-CREF International Equity Index Fund	12,958,268
	TOTAL INTERNATIONAL EQUITY	17,598,924

SHORT-TERM FIXED INCOME - 9.9%
1,460,818	TIAA-CREF Short-Term Bond Index Fund	14,593,573
	TOTAL SHORT-TERM FIXED INCOME	14,593,573

U.S. EQUITY - 27.9%
2,223,009	TIAA-CREF Equity Index Fund	41,014,515
	TOTAL U.S. EQUITY	41,014,515

	TOTAL AFFILIATED INVESTMENT COMPANIES	146,360,800
	(Cost $132,744,828)

	TOTAL INVESTMENTS - 99.5%	146,360,800
	(Cost $132,744,828)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	734,850
	NET ASSETS - 100.0%	$147,095,650

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 39.3%
11,536,649	TIAA-CREF Bond Index Fund	$126,095,574
	TOTAL FIXED INCOME	126,095,574

INFLATION-PROTECTED ASSETS - 8.9%
2,452,482	TIAA-CREF Inflation-Linked Bond Fund	28,375,213
	TOTAL INFLATION-PROTECTED ASSETS	28,375,213

INTERNATIONAL EQUITY - 12.9%
946,860	TIAA-CREF Emerging Markets Equity Index Fund	10,898,357
1,556,181	TIAA-CREF International Equity Index Fund	30,392,219
	TOTAL INTERNATIONAL EQUITY	41,290,576

SHORT-TERM FIXED INCOME - 8.8%
2,838,337	TIAA-CREF Short-Term Bond Index Fund	28,354,983
	TOTAL SHORT-TERM FIXED INCOME	28,354,983

U.S. EQUITY - 30.1%
5,224,904	TIAA-CREF Equity Index Fund	96,399,488
	TOTAL U.S. EQUITY	96,399,488

	TOTAL AFFILIATED INVESTMENT COMPANIES	320,515,834
	(Cost $272,943,433)

	TOTAL INVESTMENTS - 100.0%	320,515,834
	(Cost $272,943,433)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	85,637
	NET ASSETS - 100.0%	$320,601,471

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.3%
22,144,062	TIAA-CREF Bond Index Fund	$242,034,593
	TOTAL FIXED INCOME	242,034,593

INFLATION-PROTECTED ASSETS - 6.9%
3,740,439	TIAA-CREF Inflation-Linked Bond Fund	43,276,881
	TOTAL INFLATION-PROTECTED ASSETS	43,276,881

INTERNATIONAL EQUITY - 14.4%
2,082,420	TIAA-CREF Emerging Markets Equity Index Fund	23,968,656
3,422,396	TIAA-CREF International Equity Index Fund	66,839,403
	TOTAL INTERNATIONAL EQUITY	90,808,059

SHORT-TERM FIXED INCOME - 6.8%
4,328,944	TIAA-CREF Short-Term Bond Index Fund	43,246,150
	TOTAL SHORT-TERM FIXED INCOME	43,246,150

U.S. EQUITY - 33.5%
11,490,868	TIAA-CREF Equity Index Fund	212,006,518
	TOTAL U.S. EQUITY	212,006,518

	TOTAL AFFILIATED INVESTMENT COMPANIES	631,372,201
	(Cost $538,297,539)

	TOTAL INVESTMENTS - 99.9%	631,372,201
	(Cost $538,297,539)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	753,778
	NET ASSETS - 100.0%	$632,125,979

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 35.5%
42,411,651	TIAA-CREF Bond Index Fund	$463,559,347
	TOTAL FIXED INCOME	463,559,347

INFLATION-PROTECTED ASSETS - 4.8%
5,460,969	TIAA-CREF Inflation-Linked Bond Fund	63,183,410
	TOTAL INFLATION-PROTECTED ASSETS	63,183,410

INTERNATIONAL EQUITY - 16.4%
4,890,607	TIAA-CREF Emerging Markets Equity Index Fund	56,290,884
8,037,618	TIAA-CREF International Equity Index Fund	156,974,681
	TOTAL INTERNATIONAL EQUITY	213,265,565

SHORT-TERM FIXED INCOME - 4.8%
6,320,184	TIAA-CREF Short-Term Bond Index Fund	63,138,640
	TOTAL SHORT-TERM FIXED INCOME	63,138,640

U.S. EQUITY - 38.2%
26,986,638	TIAA-CREF Equity Index Fund	497,903,466
	TOTAL U.S. EQUITY	497,903,466

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,301,050,428
	(Cost $1,126,256,621)

	TOTAL INVESTMENTS - 99.7%	1,301,050,428
	(Cost $1,126,256,621)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,871,374
	NET ASSETS - 100.0%	$1,304,921,802

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 31.6%
42,999,219	TIAA-CREF Bond Index Fund	$469,981,458
	TOTAL FIXED INCOME	469,981,458

INFLATION-PROTECTED ASSETS - 2.8%
3,672,356	TIAA-CREF Inflation-Linked Bond Fund	42,489,155
	TOTAL INFLATION-PROTECTED ASSETS	42,489,155

INTERNATIONAL EQUITY - 18.8%
6,402,441	TIAA-CREF Emerging Markets Equity Index Fund	73,692,093
10,522,180	TIAA-CREF International Equity Index Fund	205,498,170
	TOTAL INTERNATIONAL EQUITY	279,190,263

SHORT-TERM FIXED INCOME - 2.8%
4,250,173	TIAA-CREF Short-Term Bond Index Fund	42,459,226
	TOTAL SHORT-TERM FIXED INCOME	42,459,226

U.S. EQUITY - 43.8%
35,328,736	TIAA-CREF Equity Index Fund	651,815,174
	TOTAL U.S. EQUITY	651,815,174

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,485,935,276
	(Cost $1,285,101,932)

	TOTAL INVESTMENTS - 99.8%	1,485,935,276
	(Cost $1,285,101,932)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,850,856
	NET ASSETS - 100.0%	$1,488,786,132

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 27.6%
38,377,614	TIAA-CREF Bond Index Fund	$419,467,323
	TOTAL FIXED INCOME	419,467,323

INFLATION-PROTECTED ASSETS - 0.9%
1,133,794	TIAA-CREF Inflation-Linked Bond Fund	13,118,002
	TOTAL INFLATION-PROTECTED ASSETS	13,118,002

INTERNATIONAL EQUITY - 21.1%
7,374,955	TIAA-CREF Emerging Markets Equity Index Fund	84,885,727
12,121,243	TIAA-CREF International Equity Index Fund	236,727,878
	TOTAL INTERNATIONAL EQUITY	321,613,605

SHORT-TERM FIXED INCOME - 0.9%
1,312,204	TIAA-CREF Short-Term Bond Index Fund	13,108,923
	TOTAL SHORT-TERM FIXED INCOME	13,108,923

U.S. EQUITY - 49.4%
40,697,230	TIAA-CREF Equity Index Fund	750,863,892
	TOTAL U.S. EQUITY	750,863,892

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,518,171,745
	(Cost $1,286,011,042)

	TOTAL INVESTMENTS - 99.9%	1,518,171,745
	(Cost $1,286,011,042)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	2,106,734
	NET ASSETS - 100.0%	$1,520,278,479

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 21.3%
27,896,062	TIAA-CREF Bond Index Fund	$304,903,959
	TOTAL FIXED INCOME	304,903,959

INTERNATIONAL EQUITY - 23.6%
7,711,213	TIAA-CREF Emerging Markets Equity Index Fund	88,756,060
12,674,178	TIAA-CREF International Equity Index Fund	247,526,691
	TOTAL INTERNATIONAL EQUITY	336,282,751

U.S. EQUITY - 55.0%
42,553,547	TIAA-CREF Equity Index Fund	785,112,941
	TOTAL U.S. EQUITY	785,112,941

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,426,299,651
	(Cost $1,184,552,462)

	TOTAL INVESTMENTS - 99.9%	1,426,299,651
	(Cost $1,184,552,462)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,614,593
	NET ASSETS - 100.0%	$1,427,914,244

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 13.4%
19,025,482	TIAA-CREF Bond Index Fund	$207,948,513
	TOTAL FIXED INCOME	207,948,513

INTERNATIONAL EQUITY - 25.9%
9,237,410	TIAA-CREF Emerging Markets Equity Index Fund	106,322,589
15,183,785	TIAA-CREF International Equity Index Fund	296,539,321
	TOTAL INTERNATIONAL EQUITY	402,861,910

U.S. EQUITY - 60.5%
50,978,774	TIAA-CREF Equity Index Fund	940,558,375
	TOTAL U.S. EQUITY	940,558,375

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,551,368,798
	(Cost $1,252,967,885)

	TOTAL INVESTMENTS - 99.8%	1,551,368,798
	(Cost $1,252,967,885)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,719,302
	NET ASSETS - 100.0%	$1,554,088,100

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 9.2%
7,912,590	TIAA-CREF Bond Index Fund	$86,484,611
	TOTAL FIXED INCOME	86,484,611

INTERNATIONAL EQUITY - 27.2%
5,836,604	TIAA-CREF Emerging Markets Equity Index Fund	67,179,309
9,593,553	TIAA-CREF International Equity Index Fund	187,362,092
	TOTAL INTERNATIONAL EQUITY	254,541,401

U.S. EQUITY - 63.4%
32,210,037	TIAA-CREF Equity Index Fund	594,275,191
	TOTAL U.S. EQUITY	594,275,191

	TOTAL AFFILIATED INVESTMENT COMPANIES	935,301,203
	(Cost $781,824,015)

	TOTAL INVESTMENTS - 99.8%	935,301,203
	(Cost $781,824,015)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,531,351
	NET ASSETS - 100.0%	$936,832,554

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 8.0%
4,907,467	TIAA-CREF Bond Index Fund	$53,638,612
	TOTAL FIXED INCOME	53,638,612

INTERNATIONAL EQUITY - 27.5%
4,240,235	TIAA-CREF Emerging Markets Equity Index Fund	48,805,105
6,969,883	TIAA-CREF International Equity Index Fund	136,121,807
	TOTAL INTERNATIONAL EQUITY	184,926,912

U.S. EQUITY - 64.3%
23,400,932	TIAA-CREF Equity Index Fund	431,747,197
	TOTAL U.S. EQUITY	431,747,197

	TOTAL AFFILIATED INVESTMENT COMPANIES	670,312,721
	(Cost $564,020,300)

	TOTAL INVESTMENTS - 99.8%	670,312,721
	(Cost $564,020,300)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,517,670
	NET ASSETS - 100.0%	$671,830,391

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.1%(a)

FIXED INCOME - 6.7%
1,295,319	TIAA-CREF Bond Index Fund	$14,157,835
	TOTAL FIXED INCOME	14,157,835

INTERNATIONAL EQUITY - 27.7%
1,341,006	TIAA-CREF Emerging Markets Equity Index Fund	15,434,976
2,205,900	TIAA-CREF International Equity Index Fund	43,081,225
	TOTAL INTERNATIONAL EQUITY	58,516,201

U.S. EQUITY - 64.7%
7,399,199	TIAA-CREF Equity Index Fund	136,515,227
	TOTAL U.S. EQUITY	136,515,227

	TOTAL AFFILIATED INVESTMENT COMPANIES	209,189,263
	(Cost $181,039,752)

	TOTAL INVESTMENTS - 99.1%	209,189,263
	(Cost $181,039,752)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	1,797,982
	NET ASSETS - 100.0%	$210,987,245

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.2%(a)

FIXED INCOME - 5.5%
171,998	TIAA-CREF Bond Index Fund	$1,879,940
	TOTAL FIXED INCOME	1,879,940

INTERNATIONAL EQUITY - 28.1%
221,500	TIAA-CREF Emerging Markets Equity Index Fund	2,549,463
364,096	TIAA-CREF International Equity Index Fund	7,110,792
	TOTAL INTERNATIONAL EQUITY	9,660,255

U.S. EQUITY - 65.6%
1,222,423	TIAA-CREF Equity Index Fund	22,553,707
	TOTAL U.S. EQUITY	22,553,707

	TOTAL AFFILIATED INVESTMENT COMPANIES	34,093,902
	(Cost $30,779,498)

	TOTAL INVESTMENTS - 99.2%	34,093,902
	(Cost $30,779,498)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	284,603
	NET ASSETS - 100.0%	$34,378,505

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but has resulted in minor changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of August 31, 2017, no investments were valued utilizing the practical expedient.

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2017, there were no transfers between levels by the Funds.

As of August 31, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$50,858	$9,529	$2,236	$(19)	$391	$328	$58,523
Emerging Markets Equity Index	3,897	646	294	—	392	—	4,641
Equity Index	35,673	6,043	1,806	(13)	1,118	—	41,015
Inflation-Linked Bond	12,676	2,448	563	(2)	71	—	14,630
International Equity Index	11,576	1,800	772	(1)	355	—	12,958
Short-Term Bond Index	12,681	2,446	549	(2)	18	44	14,594
	$127,361	$22,912	$6,220	$(37)	$2,345	$372	$146,361
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$115,968	$12,546	$3,207	$(36)	$825	$722	$126,096
Emerging Markets Equity Index	9,731	962	734	27	912	—	10,898
Equity Index	89,065	8,387	3,763	4	2,707	—	96,400
Inflation-Linked Bond	25,714	3,212	677	(8)	134	—	28,375
International Equity Index	28,901	2,385	1,760	62	804	—	30,392
Short-Term Bond Index	25,715	3,230	619	(3)	32	87	28,355
	$295,094	$30,722	$10,760	$46	$5,414	$809	$320,516
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$216,562	$26,715	$2,742	$(46)	$1,546	$1,358	$242,035
Emerging Markets Equity Index	20,797	2,218	1,070	9	2,015	—	23,969
Equity Index	190,358	20,055	4,223	(22)	5,838	—	212,006
Inflation-Linked Bond	38,039	5,571	528	(8)	203	—	43,277
International Equity Index	61,768	5,904	2,681	10	1,838	—	66,839
Short-Term Bond Index	38,052	5,799	648	(4)	47	130	43,246
	$565,576	$66,262	$11,892	$(61)	$11,487	$1,488	$631,372
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$407,598	$55,109	$2,020	$(51)	$2,923	$2,578	$463,559
Emerging Markets Equity Index	48,317	4,953	1,715	24	4,712	—	56,291
Equity Index	442,326	46,788	4,798	(33)	13,620	—	497,903
Inflation-Linked Bond	54,479	8,597	179	(7)	293	—	63,183
International Equity Index	143,499	12,957	3,804	61	4,262	—	156,975
Short-Term Bond Index	54,493	8,774	192	(1)	65	187	63,139
	$1,150,712	$137,178	$12,708	$(7)	$25,875	$2,765	$1,301,050
14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$394,477	$73,440	$798	$(22)	$2,885	$2,586	$469,982
Emerging Markets Equity Index	60,382	8,788	1,633	17	6,138	—	73,692
Equity Index	552,836	84,725	3,151	(13)	17,418	—	651,815
Inflation-Linked Bond	34,417	7,941	66	(5)	202	—	42,489
International Equity Index	179,335	24,560	4,002	34	5,571	—	205,498
Short-Term Bond Index	34,428	8,063	76	(1)	45	124	42,459
	$1,255,875	$207,517	$9,726	$10	$32,259	$2,710	$1,485,935
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$359,362	$58,064	$569	$(14)	$2,624	$2,321	$419,467
Emerging Markets Equity Index	70,901	8,632	1,762	4	7,111	—	84,886
Equity Index	649,649	83,791	2,802	(33)	20,259	—	750,864
Inflation-Linked Bond	9,872	3,199	16	—	63	—	13,118
International Equity Index	210,575	23,621	3,930	33	6,429	—	236,728
Short-Term Bond Index	9,875	3,235	15	—	14	36	13,109
	$1,310,234	$180,542	$9,094	$(10)	$36,500	$2,357	$1,518,172
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$263,366	$40,066	$431	$(14)	$1,917	$1,696	$304,904
Emerging Markets Equity Index	75,708	7,637	2,110	(5)	7,526	—	88,756
Equity Index	693,591	71,929	1,878	(11)	21,482	—	785,113
International Equity Index	224,849	19,510	3,690	28	6,830	—	247,527
	$1,257,514	$139,142	$8,109	$(2)	$37,755	$1,696	$1,426,300
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$177,045	$29,628	$33	$(1)	$1,310	$1,153	$207,949
Emerging Markets Equity Index	90,497	8,360	1,576	1	9,041	—	106,323
Equity Index	829,102	86,390	727	(7)	25,800	—	940,558
International Equity Index	268,771	22,947	3,401	28	8,194	—	296,539
	$1,365,415	$147,325	$5,737	$21	$44,345	$1,153	$1,551,369
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$74,812	$11,127	$—	$—	$546	$488	$86,485
Emerging Markets Equity Index	56,322	5,787	629	—	5,699	—	67,179
Equity Index	516,210	62,091	201	(4)	16,179	—	594,275
International Equity Index	167,272	15,837	931	3	5,181	—	187,362
	$814,616	$94,842	$1,761	$(1)	$27,605	$488	$935,301
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$45,683	$7,616	$—	$—	$340	$301	$53,639
Emerging Markets Equity Index	40,284	4,803	394	—	4,112	—	48,805
Equity Index	369,490	50,630	—	—	11,627	—	431,747
International Equity Index	119,640	13,283	527	2	3,724	—	136,122
	$575,097	$76,332	$921	$2	$19,803	$301	$670,313
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$11,550	$2,540	$22	$—	$90	$78	$14,158
Emerging Markets Equity Index	12,267	1,963	82	—	1,287	—	15,435
Equity Index	112,378	20,535	4	—	3,606	—	136,515
International Equity Index	36,431	5,670	182	—	1,162	—	43,081
	$172,626	$30,708	$290	$—	$6,145	$78	$209,189
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$1,411	$467	$10	$—	$12	$10	$1,880
Emerging Markets Equity Index	1,862	514	33	—	206	—	2,549
Equity Index	17,076	5,012	100	(1)	567	—	22,554
International Equity Index	5,529	1,459	61	—	184	—	7,111
	$25,878	$7,452	$204	$(1)	$969	$10	$34,094

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$132,744,828	$13,615,972	$—	$13,615,972
Lifecycle Index 2010	272,943,433	47,607,292	(34,891)	47,572,401
Lifecycle Index 2015	538,297,539	93,122,566	(47,904)	93,074,662
Lifecycle Index 2020	1,126,256,621	174,858,233	(64,426)	174,793,807
Lifecycle Index 2025	1,285,101,932	200,864,137	(30,793)	200,833,344
Lifecycle Index 2030	1,286,011,042	232,162,536	(1,833)	232,160,703
Lifecycle Index 2035	1,184,552,462	241,747,189	—	241,747,189
Lifecycle Index 2040	1,252,967,885	298,400,913	—	298,400,913
Lifecycle Index 2045	781,824,015	153,477,188	—	153,477,188
Lifecycle Index 2050	564,020,300	106,292,421	—	106,292,421
Lifecycle Index 2055	181,039,752	28,149,511	—	28,149,511
Lifecycle Index 2060	30,779,498	3,314,404	—	3,314,404
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.2%
1,277,616	TIAA-CREF Bond Fund	$13,402,188
1,219,663	TIAA-CREF Bond Plus Fund	12,867,446
	TOTAL FIXED INCOME	26,269,634

INTERNATIONAL EQUITY - 6.6%
63,461	TIAA-CREF Emerging Markets Equity Fund	774,854
143,635	TIAA-CREF Enhanced International Equity Index Fund	1,151,956
84,787	TIAA-CREF International Equity Fund	1,073,401
69,072	TIAA-CREF International Opportunities Fund	868,233
46,455	TIAA-CREF International Small-Cap Equity Fund	578,363
	TOTAL INTERNATIONAL EQUITY	4,446,807

SHORT-TERM FIXED INCOME - 39.9%
2,577,697	TIAA-CREF Short-Term Bond Fund	26,730,720
	TOTAL SHORT-TERM FIXED INCOME	26,730,720

U.S. EQUITY - 14.2%
71,434	TIAA-CREF Enhanced Large-Cap Growth Index Fund	938,646
92,591	TIAA-CREF Enhanced Large-Cap Value Index Fund	937,021
152,752	TIAA-CREF Growth & Income Fund	2,083,533
122,165	TIAA-CREF Large-Cap Growth Fund	2,328,461
123,165	TIAA-CREF Large-Cap Value Fund	2,322,898
26,671	TIAA-CREF Small-Cap Equity Fund	516,076
37,279	TIAA-CREF Small/Mid-Cap Equity Fund	429,077
	TOTAL U.S. EQUITY	9,555,712

	TOTAL AFFILIATED INVESTMENT COMPANIES	67,002,873
	(Cost $64,082,389)

	TOTAL INVESTMENTS - 99.9%	67,002,873
	(Cost $64,082,389)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	35,856
	NET ASSETS - 100.0%	$67,038,729

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.1%
1,891,199	TIAA-CREF Bond Fund	$19,838,673
5,491,389	TIAA-CREF Bond Plus Fund	57,934,152
	TOTAL FIXED INCOME	77,772,825

INTERNATIONAL EQUITY - 12.7%
343,141	TIAA-CREF Emerging Markets Equity Fund	4,189,749
750,969	TIAA-CREF Enhanced International Equity Index Fund	6,022,774
502,119	TIAA-CREF International Equity Fund	6,356,828
408,914	TIAA-CREF International Opportunities Fund	5,140,051
274,950	TIAA-CREF International Small-Cap Equity Fund	3,423,123
	TOTAL INTERNATIONAL EQUITY	25,132,525

SHORT-TERM FIXED INCOME - 19.9%
3,814,770	TIAA-CREF Short-Term Bond Fund	39,559,165
	TOTAL SHORT-TERM FIXED INCOME	39,559,165

U.S. EQUITY - 28.2%
407,561	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,355,352
528,402	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,347,427
904,056	TIAA-CREF Growth & Income Fund	12,331,322
723,119	TIAA-CREF Large-Cap Growth Fund	13,782,649
729,004	TIAA-CREF Large-Cap Value Fund	13,749,018
157,833	TIAA-CREF Small-Cap Equity Fund	3,054,063
220,686	TIAA-CREF Small/Mid-Cap Equity Fund	2,540,095
	TOTAL U.S. EQUITY	56,159,926

	TOTAL AFFILIATED INVESTMENT COMPANIES	198,624,441
	(Cost $184,916,761)

	TOTAL INVESTMENTS - 99.9%	198,624,441
	(Cost $184,916,761)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	250,547
	NET ASSETS - 100.0%	$198,874,988

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.1%
10,442,999	TIAA-CREF Bond Plus Fund	$110,173,643
	TOTAL FIXED INCOME	110,173,643

INTERNATIONAL EQUITY - 18.6%
705,819	TIAA-CREF Emerging Markets Equity Fund	8,618,046
1,525,452	TIAA-CREF Enhanced International Equity Index Fund	12,234,121
1,067,054	TIAA-CREF International Equity Fund	13,508,907
868,611	TIAA-CREF International Opportunities Fund	10,918,434
583,995	TIAA-CREF International Small-Cap Equity Fund	7,270,735
	TOTAL INTERNATIONAL EQUITY	52,550,243

U.S. EQUITY - 42.2%
855,150	TIAA-CREF Enhanced Large-Cap Growth Index Fund	11,236,676
1,108,675	TIAA-CREF Enhanced Large-Cap Value Index Fund	11,219,787
1,920,687	TIAA-CREF Growth & Income Fund	26,198,177
1,536,289	TIAA-CREF Large-Cap Growth Fund	29,281,668
1,548,707	TIAA-CREF Large-Cap Value Fund	29,208,608
335,372	TIAA-CREF Small-Cap Equity Fund	6,489,457
468,786	TIAA-CREF Small/Mid-Cap Equity Fund	5,395,724
	TOTAL U.S. EQUITY	119,030,097

	TOTAL AFFILIATED INVESTMENT COMPANIES	281,753,983
	(Cost $253,900,467)

	TOTAL INVESTMENTS - 99.9%	281,753,983
	(Cost $253,900,467)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	248,460
	NET ASSETS - 100.0%	$282,002,443

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 19.2%
2,138,525	TIAA-CREF Bond Plus Fund	$22,561,435
	TOTAL FIXED INCOME	22,561,435

INTERNATIONAL EQUITY - 24.6%
386,450	TIAA-CREF Emerging Markets Equity Fund	4,718,560
829,907	TIAA-CREF Enhanced International Equity Index Fund	6,655,856
593,981	TIAA-CREF International Equity Fund	7,519,793
484,485	TIAA-CREF International Opportunities Fund	6,089,974
325,092	TIAA-CREF International Small-Cap Equity Fund	4,047,390
	TOTAL INTERNATIONAL EQUITY	29,031,573

U.S. EQUITY - 56.2%
472,838	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,213,094
613,363	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,207,238
1,069,155	TIAA-CREF Growth & Income Fund	14,583,276
854,633	TIAA-CREF Large-Cap Growth Fund	16,289,299
862,368	TIAA-CREF Large-Cap Value Fund	16,264,262
186,425	TIAA-CREF Small-Cap Equity Fund	3,607,333
260,903	TIAA-CREF Small/Mid-Cap Equity Fund	3,002,997
	TOTAL U.S. EQUITY	66,167,499

	TOTAL AFFILIATED INVESTMENT COMPANIES	117,760,507
	(Cost $101,202,129)

	TOTAL INVESTMENTS - 100.0%	117,760,507
	(Cost $101,202,129)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	32,227
	NET ASSETS - 100.0%	$117,792,734

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

INTERNATIONAL EQUITY - 30.0%
310,309	TIAA-CREF Emerging Markets Equity Fund	$3,788,873
651,790	TIAA-CREF Enhanced International Equity Index Fund	5,227,359
502,480	TIAA-CREF International Equity Fund	6,361,394
408,723	TIAA-CREF International Opportunities Fund	5,137,648
274,196	TIAA-CREF International Small-Cap Equity Fund	3,413,745
	TOTAL INTERNATIONAL EQUITY	23,929,019

U.S. EQUITY - 69.9%
391,530	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,144,709
507,835	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,139,293
902,526	TIAA-CREF Growth & Income Fund	12,310,448
722,094	TIAA-CREF Large-Cap Growth Fund	13,763,105
727,706	TIAA-CREF Large-Cap Value Fund	13,724,537
157,567	TIAA-CREF Small-Cap Equity Fund	3,048,923
220,221	TIAA-CREF Small/Mid-Cap Equity Fund	2,534,745
	TOTAL U.S. EQUITY	55,665,760

	TOTAL AFFILIATED INVESTMENT COMPANIES	79,594,779
	(Cost $65,596,404)

	TOTAL INVESTMENTS - 99.9%	79,594,779
	(Cost $65,596,404)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	109,891
	NET ASSETS - 100.0%	$79,704,670

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but has resulted in minor changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of August 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2017, there were no transfers between levels by the Funds.

As of August 31, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	8/31/17
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$13,129	$554	$371	$(7)	$97	$100	$13,402
Bond Plus	12,624	522	363	(4)	89	105	12,868
Emerging Markets Equity	736	36	64	8	59	—	775
Enhanced International Equity Index	1,061	101	47	1	36	—	1,152
Enhanced Large-Cap Growth Index	880	85	62	6	30	—	939
Enhanced Large-Cap Value Index	825	120	26	—	18	—	937
Growth & Income	2,043	83	90	6	42	7	2,084
High-Yield	26	—	26	3	(3)	—	—
International Equity	1,079	39	91	15	31	—	1,073
International Opportunities	857	14	64	8	53	—	868
International Small-Cap Equity	559	17	39	3	38	—	578
Large-Cap Growth	2,342	108	233	33	78	—	2,328
Large-Cap Value	2,195	181	95	5	37	—	2,323
Short-Term Bond	26,232	1,128	655	(2)	28	113	26,731
Small-Cap Equity	696	22	227	32	(7)	—	516
Small/Mid-Cap Equity	408	31	24	—	14	—	429
	$65,692	$3,041	$2,477	$107	$640	$325	$67,003
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	8/31/17
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$17,862	$2,040	$193	$(5)	$135	$143	$19,839
Bond Plus	52,211	5,825	476	(8)	382	453	57,934
Emerging Markets Equity	3,646	345	149	13	335	—	4,190
Enhanced International Equity Index	5,293	648	109	(2)	193	—	6,023
Enhanced Large-Cap Growth Index	4,785	570	204	8	196	—	5,355
Enhanced Large-Cap Value Index	4,490	788	33	—	102	—	5,347
Growth & Income	11,123	1,085	148	(1)	272	39	12,331
High-Yield	72	2	74	8	(8)	—	—
International Equity	5,871	526	303	37	226	—	6,357
International Opportunities	4,656	327	188	18	327	—	5,140
International Small-Cap Equity	3,043	263	115	3	229	—	3,423
Large-Cap Growth	12,746	1,103	706	63	577	—	13,783
Large-Cap Value	11,946	1,657	92	3	235	—	13,749
Short-Term Bond	35,740	4,025	244	(1)	39	160	39,559
Small-Cap Equity	3,253	273	592	51	69	—	3,054
Small/Mid-Cap Equity	2,221	262	26	—	83	—	2,540
	$178,958	$19,739	$3,652	$187	$3,392	$795	$198,624
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$101,556	$8,884	$992	$(18)	$744	$879	$110,174
Emerging Markets Equity	7,684	473	265	17	709	—	8,618
Enhanced International Equity Index	11,146	872	176	(4)	396	—	12,234
Enhanced Large-Cap Growth Index	10,398	865	464	27	411	—	11,237
Enhanced Large-Cap Value Index	9,771	1,326	96	(1)	220	—	11,220
Growth & Income	24,184	1,770	332	(2)	578	86	26,198
High-Yield	104	4	107	11	(12)	—	—
International Equity	12,761	566	381	43	520	—	13,509
International Opportunities	10,146	394	365	38	705	—	10,918
International Small-Cap Equity	6,620	317	167	4	497	—	7,271
Large-Cap Growth	27,739	1,873	1,706	173	1,202	—	29,281
Large-Cap Value	25,981	3,235	510	(4)	507	—	29,209
Small-Cap Equity	6,688	388	829	35	207	—	6,489
Small/Mid-Cap Equity	4,828	449	59	(1)	179	—	5,396
	$259,606	$21,416	$6,449	$318	$6,863	$965	$281,754
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$20,449	$2,316	$353	$(6)	$156	$178	$22,562
Emerging Markets Equity	4,126	299	99	5	388	—	4,719
Enhanced International Equity Index	6,008	524	87	(2)	213	—	6,656
Enhanced Large-Cap Growth Index	5,693	546	266	15	225	—	6,213
Enhanced Large-Cap Value Index	5,354	816	81	(2)	121	—	6,208
Growth & Income	13,254	1,159	147	—	317	46	14,583
High-Yield	43	1	44	5	(5)	—	—
International Equity	6,957	392	137	10	298	—	7,520
International Opportunities	5,520	229	67	3	405	—	6,090
International Small-Cap Equity	3,620	210	58	—	275	—	4,047
Large-Cap Growth	15,207	1,087	762	82	675	—	16,289
Large-Cap Value	14,239	2,052	298	2	269	—	16,264
Small-Cap Equity	3,560	264	344	11	116	—	3,607
Small/Mid-Cap Equity	2,647	323	64	(1)	98	—	3,003
	$106,677	$10,218	$2,807	$122	$3,551	$224	$117,761
8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	8/31/17
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$3,119	$452	$89	$6	$301	$—	$3,789
Enhanced International Equity Index	4,559	647	138	(2)	161	—	5,227
Enhanced Large-Cap Growth Index	4,430	741	219	27	166	—	5,145
Enhanced Large-Cap Value Index	4,157	901	10	—	91	—	5,139
Growth & Income	10,540	1,670	158	(1)	259	38	12,310
International Equity	5,558	776	222	30	219	—	6,361
International Opportunities	4,408	533	138	12	323	—	5,138
International Small-Cap Equity	2,884	386	83	1	226	—	3,414
Large-Cap Growth	12,093	1,739	695	90	536	—	13,763
Large-Cap Value	11,327	2,246	60	—	212	—	13,725
Small-Cap Equity	2,782	388	220	—	99	—	3,049
Small/Mid-Cap Equity	2,106	359	8	—	78	—	2,535
	$67,963	$10,838	$2,040	$163	$2,671	$38	$79,595

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$64,082,389	$2,933,734	$(13,250)	$2,920,484
Lifestyle Conservative	184,916,761	13,727,669	(19,989)	13,707,680
Lifestyle Moderate	253,900,467	27,853,516	—	27,853,516
Lifestyle Growth	101,202,129	16,558,378	—	16,558,378
Lifestyle Aggressive Growth	65,596,404	13,998,375	—	13,998,375
9

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.1%
30,857,638	TIAA-CREF Bond Plus Fund	$325,548,085
	TOTAL FIXED INCOME	325,548,085

INTERNATIONAL EQUITY - 18.6%
2,083,084	TIAA-CREF Emerging Markets Equity Fund	25,434,461
5,326,595	TIAA-CREF Enhanced International Equity Index Fund	42,719,296
2,622,248	TIAA-CREF International Equity Fund	33,197,660
2,568,823	TIAA-CREF International Opportunities Fund	32,290,106
1,723,004	TIAA-CREF International Small-Cap Equity Fund	21,451,394
	TOTAL INTERNATIONAL EQUITY	155,092,917

U.S. EQUITY - 42.2%
4,363,264	TIAA-CREF Enhanced Large-Cap Growth Index Fund	57,333,288
5,660,330	TIAA-CREF Enhanced Large-Cap Value Index Fund	57,282,544
5,314,870	TIAA-CREF Growth & Income Fund	72,494,822
3,396,965	TIAA-CREF Large-Cap Growth Fund	64,746,158
3,426,999	TIAA-CREF Large-Cap Value Fund	64,633,194
1,011,030	TIAA-CREF Small-Cap Equity Fund	19,563,438
1,296,187	TIAA-CREF Small/Mid-Cap Equity Fund	14,919,108
	TOTAL U.S. EQUITY	350,972,552

	TOTAL AFFILIATED INVESTMENT COMPANIES	831,613,554
	(Cost $688,446,640)

	TOTAL INVESTMENTS - 99.9%	831,613,554
	(Cost $688,446,640)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	704,709
	NET ASSETS - 100.0%	$832,318,263

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Fund’s various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but has resulted in minor changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedule of investments. As of August 31, 2017, no investments were valued utilizing the practical expedient.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2017, there were no transfers between levels by the Fund.

As of August 31, 2017, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/17
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$318,599	$8,485	$3,699	$(68)	$2,231	$2,659	$325,548
Emerging Markets Equity	24,049	352	1,156	55	2,135	—	25,435
Enhanced International Equity Index	41,675	777	1,136	(82)	1,485	—	42,719
Enhanced Large-Cap Growth Index	57,049	1,275	3,294	443	1,860	—	57,333
Enhanced Large-Cap Value Index	53,608	3,185	711	61	1,140	—	57,283
Growth & Income	71,147	741	1,036	91	1,552	246	72,495
High-Yield	325	4	327	38	(40)	1	—
International Equity	33,318	336	1,880	276	1,148	—	33,198
International Opportunities	31,834	46	1,842	242	2,010	—	32,290
International Small-Cap Equity	20,790	92	945	101	1,413	—	21,451
Large-Cap Growth	65,341	1,112	4,808	854	2,247	—	64,746
Large-Cap Value	61,159	3,533	1,244	80	1,105	—	64,633
Small-Cap Equity	21,401	320	2,925	488	280	—	19,564
Small/Mid-Cap Equity	14,205	533	334	5	510	—	14,919
	$814,500	$20,791	$25,337	$2,584	$19,076	$2,906	$831,614

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2017, the cost of all investments for federal income tax purposes was $688,446,640. Net unrealized appreciation of all investments for federal income tax purposes was $143,166,914, consisting of gross unrealized appreciation of $143,166,914, and gross unrealized depreciation of $0.

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: October 13, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: October 13, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: October 13, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer